Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)		$ (5,593,035)	$ 11,673,099	$ 20,117,773	$ (8,986,289)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on extinguishment of PPP Loan		(661,612)
Depreciation and amortization		868,630	223,888	383,142	197,210
Amortization of right-of-use assets		123,777	123,777	165,036	126,197
Stock-based compensation expense		1,663,210	1,040,776	1,295,423	371,388
Gain (loss) on sale of equipment		(5,488)	(2,252)	(2,252)	421
Changes in operating assets and liabilities
Accounts receivable		10,356,280	(8,009,864)	(17,750,762)	(2,562,909)
Prepaid expenses		331,559	56,414	(1,151,130)	(45,512)
Right-of-use assets - operating lease		(45,964)	171,908	215,122	(10,848)
Due to related party		(2,727)	4,914	10,528	(6,353)
Accounts payable		(3,273,848)	(193,554)	5,211,593	1,555,046
Accrued expense and other current liabilities		3,104,260	384,272	1,410,324	143,628
Deferred income				100,000
Accrued interest					3,580
Net cash provided by (used in) operating activities		6,865,042	5,473,378	10,004,795	(9,214,440)
Cash flows from investing activities:
Proceeds from the sale of equipment				9,000
Purchases of equipment		(8,581,735)	(7,371,717)	(12,731,702)	(608,748)
Net cash used in investing activities		(8,581,735)	(7,371,717)	(12,722,702)	(608,748)
Cash flows from financing activities:
Payments on related party notes payable				(1,364,644)	(405,112)
Proceeds from sale of preferred stock, net of debt issuance costs			9,900,205	9,900,206	4,304,900
Proceeds from Paycheck Protection Program SBA Loan			661,612	661,612
Principal payments on finance lease		(142,928)	(129,495)	(182,347)	(143,284)
Payments of notes payable			(1,373,846)
Payments of notes payable				(32,506)	(74,876)
Net cash provided by financing activities		(142,928)	9,058,476	8,982,321	3,681,628
Net increase (decrease) in cash and cash equivalents		(1,859,621)	7,160,137	6,264,414	(6,141,560)
Cash and cash equivalents
Beginning of year		12,610,383	6,345,969	6,345,969	12,487,529
End of year	$ 12,610,383	10,750,762	13,506,106	12,610,383	6,345,969
Supplemental disclosures
Cash paid for interest		228,184	329,369	469,151	428,476
Supplemental information on non-cash investing and finance activities:
Right-of-use assets obtained in exchange for operating lease liabilities		260,682	$ 993,622	1,773,135	1,979,801
Right-of-use assets obtained in exchange for financing lease liabilities					$ 198,512
Big Cypress Acquisition Corp [Member]
Cash flows from operating activities:
Net income (loss)	(8,996)	440,230
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest earned on marketable securities held in Trust Account		(8,244)
Offering costs allocated to warrants		359,874
Change in fair value of warrant liability		(1,495,871)
Changes in operating assets and liabilities
Prepaid assets	(2,558)	(100,484)
Accrued expenses	1,222	251,154
Net cash provided by (used in) operating activities	(10,032)	(553,341)
Cash flows from investing activities:
Investment of cash in Trust Account		(116,150,000)
Net cash used in investing activities		(116,150,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts		113,470,500
Proceeds from sale of Private Placement Units		4,172,000
Proceeds from sale of representative shares		2,105
Payments on related party notes payable		(150,000)
Proceeds from issuance of founder shares	25,000
Proceeds from issuance of promissory note to related party	150,000
Payment of deferred offering costs	(80,132)	(208,227)
Net cash provided by financing activities	94,868	117,286,378
Net increase (decrease) in cash and cash equivalents	84,836	583,037
Cash and cash equivalents
Beginning of year		84,836
End of year	84,836	667,873		$ 84,836
Supplemental disclosures
Deferred offering costs included in accrued offering costs and expenses	$ 154,979
Supplemental information on non-cash investing and finance activities:
Initial value of common stock subject to possible redemption		116,150,000
Initial classification of warrant liability		7,025,183
Deferred underwriters’ discount payable charged to additional paid-in capital		4,220,500
Accretion of common stock subject to possible redemptions		$ 12,523,705